CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2013	$ 102,094	$ 100,381,207	$ (30,898,571)	$ (27,321)	$ 58,155,480	$ 127,712,889
Beginning Balance (Shares) at Dec. 31, 2013	102,094,542
Distributions to non-controlling interest entities					(15,048,334)	(15,048,334)
Non-controlling equity contributions					7,360	7,360
Stock issued to shareholders of acquired company	$ 693	317,981				318,674
Stock issued to shareholders of acquired company (Shares)	692,769
Stock issued by the exercise of employee stock options	$ 1,077	336,544				337,621
Stock issued by the exercise of employee stock options (Shares)	1,077,000
Stock issued by the exercise of stock purchase warrants	$ 2,595	1,294,703				1,297,298
Stock issued by the exercise of stock purchase warrants (Shares)	2,594,596
Stock compensation	$ 559	1,338,936				1,339,495
Stock compensation (shares)	559,122
Unrealized loss and reclassification to net income				$ 27,321		27,321
Net income			11,613,711		3,282,586	14,896,297
Ending Balance at Dec. 31, 2014	$ 107,018	103,669,371	(19,284,860)		46,397,092	130,888,621
Ending Balance (Shares) at Dec. 31, 2014	107,018,029
Distributions to non-controlling interest entities					(3,486,589)	(3,486,589)
Acquisition of additional interest in subsidiary		13,304,848			(18,401,848)	(5,097,000)
Stock issued to shareholders of acquired company						0
Stock issued by the exercise of employee stock options	$ 155	49,395				49,550
Stock issued by the exercise of employee stock options (Shares)	155,000
Stock compensation	$ 428	1,107,399				1,107,827
Stock compensation (shares)	428,396
Net income			1,847,229		3,103,269	4,950,498
Ending Balance at Dec. 31, 2015	$ 107,601	$ 118,131,013	$ (17,437,631)		$ 27,611,924	$ 128,412,907
Ending Balance (Shares) at Dec. 31, 2015	107,601,425